RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
SCHEDULE OF MAJOR RELATED PARTIES

The table below sets forth major related parties of the Company and their relationships with the Company:

Entity or individual name	Relationship with the Company
Wuhan Huiyu	Investee of the Company
Shanghai Dongying Network Technology Co., Ltd. (“Shanghai Dongying”)	Investee of the Company
Mobile Motion Co., Limited (“Mobile Motion”)	Wholly-owned subsidiary of investee of the Company

SCHEDULE OF ROYALTY FEE AND SERVICE FROM RELATED PARTIES

	For the Years Ended June 30,
	2026	2025	2024
Royalty fee and service from related parties
Wuhan Huiyu	$259,813	$320,386	$450,761
Shanghai Dongying	1,845,533	2,528,147	2,860,905
Mobile Motion	59,811	83,427	1,951,176
Total	$2,165,157	$2,931,960	$5,262,842

SCHEDULE OF ADVANCED TO SUPPLIERS - RELATED PARTIES	As of June 30, 2026 and 2025, advances to suppliers - related parties, consisted as following:
	As of June 30,
	2026	2025
Mobile Motion	876,092	841,070
Total	$876,092	$841,070

SCHEDULE OF ACCOUNTS PAYABLE - RELATED PARTIES	As of June 30, 2026 and 2025, accounts payable - related parties, consisted as following:
	As of June 30,
	2026	2025
Wuhan Huiyu	$35,502	$35,052
Shanghai Dongying	13,742	173,715
Total	$49,244	$208,767